UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2006

Date of reporting period:	03/31/06

Item 1.    Schedule of Investments.

Schedule of Investments (unaudited)	as of March 31, 2006

Number of Shares	Security Description	Market Value
	COMMON STOCKS 97.9%

	BASIC INDUSTRIES 13.3%
2,209,000	Bemis Co., Inc.	$69,760,220
2,370,000	Ecolab Inc.	90,534,000
1,840,000	H. B. Fuller Co. (b)	94,465,600
3,510,000	The Valspar Corp.	97,823,700
		352,583,520
	CAPITAL GOODS 12.0%
2,360,000	Donaldson Co., Inc.	79,744,400
2,265,000	Graco Inc.	102,898,950
1,244,500	MTS Systems Corp. (b)	52,057,435
2,070,000	Pentair, Inc.	84,352,500
		319,053,285
	CONSUMER CYCLICAL 9.0%
1,290,000	Briggs and Stratton Corp.	45,627,300
277,200	G & K Services, Inc. – Cl A	11,792,088
1,880,000	Target Corp.	97,778,800
1,750,000	The Toro Company	83,562,500
		238,760,688
	CONSUMER STAPLE 8.3%
1,560,000	General Mills, Inc.	79,060,800
2,040,000	Hormel Foods Corp.	68,952,000
2,350,000	SUPERVALU Inc.	72,427,000
		220,439,800
	DIVERSIFIED 6.9%
2,370,000	General Electric Co.	82,428,600
1,330,000	3M Co.	100,667,700
		183,096,300
	FINANCIAL 16.2%
1,260,000	Associated Banc-Corp.	42,814,800
625,000	MoneyGram International Inc.	19,200,000
810,000	Principal Financial Group, Inc.	39,528,000
1,070,000	St. Paul Travelers Companies, Inc.	44,715,300
3,090,000	TCF Financial Corp.	79,567,500
2,880,000	U.S. Bancorp	87,840,000
1,850,000	Wells Fargo & Co.	118,159,500
		431,825,100
	HEALTH CARE 16.6%
1,550,000	Baxter International Inc.	60,155,500
1,360,000	Johnson & Johnson	80,539,200
1,920,000	Medtronic, Inc.	97,440,000
450,000	Merck & Co., Inc.	15,853,500
430,000	Patterson Cos., Inc.	15,136,000
2,520,000	Pfizer Inc.	62,798,400
1,360,000	St. Jude Medical, Inc. (a)	55,760,000

Number of Shares	Security Description	Market Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
785,000	SurModics, Inc. (a)	$27,757,600
440,000	Techne Corp. (a)	26,461,600
		441,901,800

TECHNOLOGY 14.9%

975,715	ADC Telecommunications, Inc. (a)	24,968,547
2,940,000	Ceridian Corp. (a)	74,823,000
1,260,000	Corning Inc. (a)	33,906,600
1,277,030	eFunds Corp. (a)	32,998,455
1,270,000	Emerson Electric Co.	106,210,100
1,700,000	Honeywell International Inc.	72,709,000
1,930,000	Intel Corp.	37,345,500
410,000	Stratasys, Inc. (a)	12,086,800
		395,048,002

UTILITIES 0.7%

530,000	Verizon Communications Inc.	18,051,800
	TOTAL COMMON STOCKS (cost $1,828,979,251)	2,600,760,295

PAR/Shares
	SHORT TERM INVESTMENTS 2.0%
31,436,098	First American Prime Obligation Fund Class Z Money Market Fund	$31,436,098
11,183,868	Merrill Lynch Institutional Money Market Fund	11,183,868
10,000,000	Prudential Funding Discounted Commercial Paper 4.68%, due 04/05/06	9,994,800

	TOTAL SHORT TERM INVESTMENTS (cost $52,614,766)	52,614,766

	TOTAL INVESTMENTS 99.9% (cost $1,881,594,017)	$2,653,375,061

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	1,678,745

	TOTAL NET ASSETS 100%	$2,655,053,806

(a) Non-income producing

(b) Affiliated company (see Notes to Schedule of Investments)

Notes to Schedule of Investments (unaudited)

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price, which compares the last trade to the bid/ask range of the security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee (the Committee) appointed by the Fund’s Board of Directors. Factors which may be considered by the Committee in determining the fair value of a security are the type of the security; restrictions on the resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; related corporate actions; conversion or exchange rights on the security; information from broker-dealers; and changes in overall market conditions. As of March 31, 2006,  no securities in the Fund were valued using this method. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At March 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $771,781,044 of which $799,703,456 represented appreciated investment securities and $27,922,412 represented depreciated investment securities.

Transactions with affiliated companies

The Fund owns 5% or more of the voting securities of the following companies as of March 31, 2006. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance December 31, 2005	Purchases	Sales	Balance March 31, 2006	Value at March 31, 2006
H.B. Fuller Co.	2,020,000	__	180,000	1,840,000	$94,465,600

MTS Systems Corp.	1,280,000	__	35,500	1,244,500	52,057,435
					$146,523,035

Item 2.                                                             Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                                             Exhibits

(a)          Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

* /s/ William B. Frels
William B. Frels, President

Date	05/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ William B. Frels
William B. Frels, President
(principal executive officer)

Date	05/30/06

By (Signature and Title)

* /s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	05/30/06

*  Print the name and title of each signing officer under his or her signature.